UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Name of Fund)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of Principal Executive Offices)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET / CLAYMORE

INFLATION – LINKED OPPORTUNITIES & INCOME FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 118.1%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	38,400,825	$45,103,267
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	3,538,150	4,141,344
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	20,503,813	28,310,866
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	2,376,329	3,016,657
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	19,031,090	27,422,202
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	7,033,280	9,444,225
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	266,263	274,338
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	6,364,240	6,381,175
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	800,273	949,286
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	14,461,159	14,905,651
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	23,878,637	26,396,185
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	185,974,781	187,660,084	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	35,074,659	35,456,692	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	19,525,730	19,906,638	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	68,550,347	72,954,981	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	41,966,895	42,843,122
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,254,863	14,968,390	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	60,834,208	62,285,103	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	68,333,315	69,411,068	(a)(b)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	29,369,292	30,435,456
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	30,179,057	31,661,392
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	13,581,436	13,779,711
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	8,189,524	8,341,293
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	12,492,557	12,901,564
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	148,632,803	156,318,605

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $890,740,718)				925,269,295

ASSET-BACKED SECURITIES - 0.5%
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.425%	10/27/32	8,331	7,805	(c)
Bear Stearns Asset-Backed Securities Trust, 2007-SD2 2A1	0.925%	9/25/46	90,908	78,192	(c)
CSAB Mortgage-Backed Trust, 2007-1 3A30, IO	6.125%	5/25/37	12,166,909	3,609,391	(c)(d)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	261,949	244,364	(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,582,800)				3,939,752

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
Banc of America Funding Corp., 2015-R2 4A2	0.789%	9/29/36	13,556,535	7,083,290	(c)(e)
Banc of America Funding Corp., 2015-R2 5A2	0.808%	9/29/36	8,631,714	3,721,529	(c)(e)
Banc of America Funding Corp., 2015-R4 6A3	0.665%	8/27/36	4,550,000	2,980,250	(c)(e)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	2,565,828	2,042,020	(c)
Citigroup Mortgage Loan Trust Inc., 2007-6 2A5, IO	6.125%	5/25/37	8,652,490	3,708,583	(c)(d)
Countrywide Alternative Loan Trust, 2004-33 1A1	3.076%	12/25/34	3,342	3,289	(c)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.856%	12/25/34	4,529	4,437	(c)
Countrywide Alternative Loan Trust, 2005-22T1 A2, IO	4.545%	6/25/35	4,177,984	766,308	(c)(d)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	683,212	681,107	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,490,000	3,175,911
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,310,000	3,053,799	(c)
Credit Suisse Mortgage Trust, 2015-12R 2A2	0.988%	11/30/37	4,810,000	2,861,950	(c)(e)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.424%	3/15/17	7,740,000	7,488,450	(c)(e)
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.895%	2/25/37	139,444	67,783	(c)
GSR Mortgage Loan Trust, 2007-2F 4A1	0.825%	3/25/37	14,538,529	7,389,658	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.881%	2/12/49	2,750,000	2,217,758	(c)

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.207%	2/15/51	550,000	$500,255	(c)
Lehman Mortgage Trust, 2006-5 2A2, IO	6.625%	9/25/36	7,531,108	2,339,103	(c)(d)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.226%	12/25/36	1,669,599	537,038	(c)(d)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.705%	1/25/37	5,021,804	1,749,018	(c)(d)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.166%	2/25/37	8,812,024	2,876,987	(c)(d)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.145%	5/25/37	7,715,831	2,727,142	(c)(d)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	3.119%	6/25/37	138,263	93,352	(c)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.075%	6/25/36	2,679,737	512,162	(c)(d)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.765%	11/15/48	5,912,000	4,014,508	(c)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $63,634,882)				62,595,687

CORPORATE BONDS & NOTES - 11.4%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	2,735,000	2,892,263	(e)

CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,800,000	1,527,750

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,000,000	2,550,000
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	1,890,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	3,000,000	3,108,750
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	50,000	28,125	(e)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	6,038,000	5,766,290
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	1,000,000	185,000	*(f)(g)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,410,000	1,455,825
Rice Energy Inc., Senior Notes	7.250%	5/1/23	890,000	952,300
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,000,000	1,870,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	1,825,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,420,500

TOTAL ENERGY				22,051,790

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,616,600

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Bonds	4.250%	12/21/65	2,814,000	2,244,165	(c)(e)

TOTAL FINANCIALS				7,860,765

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.9%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	6,702,000	6,216,105	(e)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,180,000	1,112,150

Total Health Care Equipment & Supplies				7,328,255

Health Care Providers & Services - 2.5%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,840,000	2,655,400
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	5,602,000	5,069,810
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	12,670,000	12,068,175

Total Health Care Providers & Services				19,793,385

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,440,000		$3,823,950	(e)

TOTAL HEALTH CARE					30,945,590

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	1,464,000		1,526,220	(d)(e)

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,500,000		1,605,000	(e)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,050,000		1,052,625	(e)

Total Construction & Engineering					2,657,625

Electrical Equipment - 0.4%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	3,000,000		2,760,000	(e)(h)

TOTAL INDUSTRIALS					6,943,845

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	3,670,000		3,715,875

MATERIALS - 1.2%
Chemicals - 0.5%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	3,719,000		3,927,264	(e)

Construction Materials - 0.1%
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	370,000		278,425	(e)

Containers & Packaging - 0.2%
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	850,000		869,125	(e)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	970,000		909,375	(e)

Total Containers & Packaging					1,778,500

Metals & Mining - 0.4%
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		3,251,725

TOTAL MATERIALS					9,235,914

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	4,220,000		3,666,125	(f)

TOTAL CORPORATE BONDS & NOTES (Cost - $85,518,441)					88,839,917

SENIOR LOANS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (Cost - $1,204,378)	6.500%	10/28/20	1,300,200		955,647	(i)(j)

SOVEREIGN BONDS - 2.4%
Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	3,120,000		3,174,600	(e)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,070,000		957,650	(f)

Total Ecuador					4,132,250

Mexico - 1.9%
United Mexican States, Senior Bonds	7.750%	11/13/42	251,000,000	MXN	14,947,689

TOTAL SOVEREIGN BONDS (Cost - $19,480,194)					19,079,939

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Bonds	2.500%	5/15/46	1,350,000	$1,397,250
U.S. Treasury Notes	1.625%	5/15/26	5,240,000	5,246,959

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,737,171)				6,644,209

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 4.4%
iShares Gold Bullion ETF			46,576	412,171	*
PowerShares DB Commodity Index Tracking Fund			2,285,275	34,301,978	*

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $32,162,399)				34,714,149

PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
General Finance Corp. (Cost - $1,360,000)	8.125%		54,400	1,360,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,104,420,983)				1,143,398,595

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENTS - 0.9%
Bank of America repurchase agreement dated 9/30/16; Proceeds at maturity - $7,000,274; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/44; Market value - $7,140,000) (Cost - $7,000,000)	0.470%	10/3/16	$7,000,000	7,000,000

			SHARES
MONEY MARKET FUNDS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,739,530)	0.253%		4,739,530	4,739,530

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,739,530)				11,739,530

TOTAL INVESTMENTS - 147.5% (Cost - $1,116,160,513#)				1,155,138,125
Liabilities in Excess of Other Assets - (47.5)%				(371,745,253)

TOTAL NET ASSETS - 100.0%				$783,392,872

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Illiquid security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The coupon payment on these securities is currently in default as of September 30, 2016.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
IO	— Interest Only
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of

Notes to Schedule of Investments (unaudited) (continued)

a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$925,269,295	—	$925,269,295
Asset-Backed Securities	—	3,939,752	—	3,939,752
Collateralized Mortgage Obligations	—	52,245,287	$10,350,400	62,595,687
Corporate Bonds & Notes	—	88,839,917	—	88,839,917
Senior Loans	—	955,647	—	955,647
Sovereign Bonds	—	19,079,939	—	19,079,939
U.S. Government & Agency Obligations	—	6,644,209	—	6,644,209
Investments in Underlying Funds	$34,714,149	—	—	34,714,149
Preferred Stocks	1,360,000	—	—	1,360,000

Total Long-Term Investments	$36,074,149	$1,096,974,046	$10,350,400	$1,143,398,595

Short-Term Investments†:
Repurchase Agreements	—	$7,000,000	—	$7,000,000
Money Market Funds	$4,739,530	—	—	4,739,530

Total Short-Term Investments	4,739,530	7,000,000	—	11,739,530

Total Investments	$40,813,679	$1,103,974,046	$10,350,400	$1,155,138,125

Other Financial Instruments:
Futures Contracts	$236,096	—	—	$236,096
Forward Foreign Currency Contracts	—	$781,638	—	781,638

Total Other Financial Instruments	$236,096	$781,638	—	$1,017,734

Total	$41,049,775	$1,104,755,684	$10,350,400	$1,156,155,859

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,606,340	—	—	$1,606,340
Forward Foreign Currency Contracts	—	$2,140,379	—	2,140,379
OTC Total Return Swaps‡	—	957,912	—	957,912

Total	$1,606,340	$3,098,291	—	$4,704,631

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COLLATERALIZED MORTGAGE OBLIGATIONS	SENIOR LOANS	TOTAL
INVESTMENTS IN SECURITIES		CONSUMER DISCRETIONARY
Balance as of December 31, 2015	$7,643,250	$864,666	$8,507,916
Accrued premiums/discounts	37,502	14,453	51,955
Realized gain (loss)	—	768	768
Change in unrealized appreciation (depreciation)[1]	(197,112)	85,660	(111,452)
Purchases	2,866,760	—	2,866,760
Sales	—	(9,900)	(9,900)
Transfers into Level 3	—	—	—
Transfers out of Level 3[2]	—	(955,647)	(955,647)

Balance as of September 30, 2016	$10,350,400	—	$10,350,400

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$(197,112)	—	$(197,112)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$45,002,744
Gross unrealized depreciation	(6,025,132)

Net unrealized appreciation	$38,977,612

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	0.60%	8/15/2016	TBD	**	$32,568,750	U.S. Treasury inflation protected securities	$32,616,474
Credit Suisse	0.55%	8/12/2016	TBD	**	129,408,000	U.S. Treasury inflation protected securities	130,058,291
Deutsche Bank	0.58%	8/23/2016	10/3/2016		50,490,000	U.S. Treasury inflation protected securities	51,784,615
Deutsche Bank	0.58%	8/23/2016	11/17/2016		170,920,000	U.S. Treasury inflation protected securities	175,302,564

					$383,386,750		$389,761,944

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	38	12/16	$9,418,899	$9,412,600	$(6,299)
90-Day Eurodollar	1,198	12/17	296,359,344	296,310,325	(49,019)
90-Day Eurodollar	1,100	3/18	272,239,825	272,016,250	(223,575)
90-Day Eurodollar	112	12/18	27,699,364	27,665,400	(33,964)
Euro	202	12/16	28,463,719	28,474,426	10,707
U.S. Treasury 10-Year Notes	431	12/16	56,436,901	56,514,875	77,974
U.S. Treasury Ultra Long-Term Bonds	154	12/16	28,703,821	28,316,750	(387,071)

					(611,247)

Contracts to Sell:
British Pound	67	12/16	5,566,645	5,442,494	124,151
Euro-Bund	134	12/16	24,764,393	24,942,625	(178,232)
Japanese Yen	259	12/16	31,657,515	32,020,494	(362,979)
U.S. Treasury Ultra 10-Year Notes	168	12/16	24,241,514	24,218,250	23,264
U.S. Treasury 5-Year Notes	2,509	12/16	304,517,502	304,882,703	(365,201)

					(758,997)

Net unrealized depreciation on open futures contracts					$(1,370,244)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,761,997	USD	1,951,244	Bank of America N.A.	10/14/16	$29,005
USD	19,098,142	TWD	616,870,000	Bank of America N.A.	10/14/16	(586,620)
COP	22,715,260,000	USD	7,805,931	Barclays Bank PLC	10/14/16	57,352
JPY	2,509,730,000	USD	25,001,295	Barclays Bank PLC	10/14/16	(241,780)
MXN	139,000,000	USD	7,307,424	Barclays Bank PLC	10/14/16	(147,002)
MXN	141,870,000	USD	7,810,330	Barclays Bank PLC	10/14/16	(502,063)
RUB	509,819,000	USD	7,688,998	Barclays Bank PLC	10/14/16	410,567
SGD	10,330,000	USD	7,725,675	Barclays Bank PLC	10/14/16	(150,049)
USD	8,213,392	EUR	7,410,000	Barclays Bank PLC	10/14/16	(114,460)
USD	7,758,297	JPY	814,660,000	Barclays Bank PLC	10/14/16	(278,658)
GBP	4,941,589	USD	6,409,513	Citibank N.A.	10/14/16	(3,018)
INR	503,530,000	USD	7,354,292	Citibank N.A.	10/14/16	192,444
USD	2,053	CAD	2,660	Citibank N.A.	10/14/16	25
USD	7,298,347	EUR	6,587,253	Citibank N.A.	10/14/16	(104,847)
USD	7,667,329	SGD	10,330,000	Citibank N.A.	10/14/16	91,703
EUR	466,001	USD	524,076	Citibank N.A.	11/10/16	294
USD	879,553	EUR	782,527	Citibank N.A.	11/10/16	(990)
USD	65,514	EUR	58,001	Citibank N.A.	11/10/16	248
USD	82,025	EUR	73,001	Citibank N.A.	11/10/16	(120)
USD	2,740,527	EUR	2,445,043	UBS AG	11/10/16	(10,772)

Total						$(1,358,741)

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

At September 30, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$67,940,000	1/27/20	1.925%*	CPURNSA*	—	$(479,126)
Barclays Capital Inc.	67,940,000	1/28/20	1.955%*	CPURNSA*	—	(478,786)

Total	$135,880,000				—	$(957,912)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016